Lease Commitment and Total Rental Expense (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Future Minimum Rental Payments Due under Leases

The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2018	$292,169
2019	242,776
2020	216,528
2021	216,528
2022	216,528

$1,184,529

The total rental expense included in the income statements for the years ended December 31, 2017, 2016 and 2015 is $107,418, $118,805 and $111,684, respectively.